Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Jul. 02, 2012 Equitrans, L.P.
Income Taxes
Elimination of net current and deferred tax liabilities	$ 9,794	$ 143,587	$ 143,600